Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Legal Matters and Contingencies [Text Block]
18.	Commitments and Contingencies

Legal Proceedings

The Company currently is not a party to any material legal proceeding and has no knowledge of any material legal proceeding contemplated by any governmental authority or third party. The Company may be subject to a number of claims and legal proceedings which, in the opinion of our management, are incidental to normal business operations. In management’s opinion, although final settlement of these claims and suits may impact the financial statements in a particular period, they will not, in the aggregate, have a material adverse effect on the Company’s financial position, cash flows or results of operations.

Warranty Expenses

The Company provides for a one-year warranty with the sale of its LAESI® instrument. All other product warranties are ninety (90) days from the date of delivery of the goods. As the Company does not currently have sufficient historical data on warranty claims, the Company’s estimates of anticipated rates of warranty claims and costs are primarily based on comparable industry metrics. The Company engages in extensive product quality programs and processes, including actively monitoring and evaluating the quality of its products. As of March 31, 2016 and December 31, 2015, the Company has accrued warranty expense of $65,000 and $50,000, respectively.

University License Agreements

The Company has agreements with West Virginia University (“WVU”) and George Washington University (GWU) related to in-licensed technologies as follows:

WVU
The Company has entered into a License and Exclusive Option to License Agreement with the West Virginia University Research Corporation (“WVURC”), a nonprofit West Virginia corporation acting for and on behalf of WVU. Under the terms of this agreement, the WVURC has granted the Company an exclusive option to license technology from the laboratories of certain WVU principal investigators in the field of protein discovery, for therapeutic, diagnostic and all other commercial fields worldwide. Under the terms of this Agreement, the Company pays expenses for the preparation, filing and prosecution of related patent applications, and the Company will pay royalties on the net revenue resulting from the sale of products and services that utilize the WVU subject technology.

GWU
In March 2009, the Company entered into an Exclusive License Agreement with GWU for technology developed in the laboratory of Dr. Akos Vertes Ph.D., Professor of Chemistry, Professor of Biochemistry & Molecular Biology, Founder and Co-Director of the W.M. Keck Institute for Proteomics Technology and Applications, the Department of Chemistry, who is a science advisor to the Company. The technology field is laser ablation electrospray ionization, or LAESI, a new method of bioanalytical analysis that enables high throughput biomolecule characterization. Under the terms of this agreement, the Company has the exclusive, worldwide rights to commercialize the technology. The Company has obtained a registered trademark for “LAESI®”. The Company is obligated to pay expenses for the preparation, filing and prosecution of related patent applications, and the Company pays royalties on the net revenues resulting from the sale of products and services that utilize the GWU subject technology. During the three months ended March 31, 2016 and March 31, 2015, the Company recorded royalty expenses of $9,053 and $11,264, respectively. As of March 31 2016, the Company’s accounts payable balance included $100,596 to GWU, of which approximately $64,356 was in arrears, for royalties on LAESI® sales.

In November 2012, the Company entered into a Patent License Agreement with GWU for technology developed in the laboratory of Akos Vertes Ph.D. The technology field is Laser Desorption/Ionization and Peptide Sequencing on Laser-Induced Silicon Microcolumn Arrays (“LISMA”) and Nanophotonic Production, Modulation and Switching of Ions by Silicon Microcolumn Arrays (Nanophotonic arrays, or “NAPA”). Under the terms of this agreement, the Company has an exclusive, worldwide license to make, have made, use, import, offer for sale and sell the licensed products. The Company is obligated to pay a license initiation fee of $25,000 and a minimum license diligence resources of $12,500 in year two and $20,000 each year thereafter to develop and commercialize the products, $30,000 milestone payment upon the first sale of a licensed product, and royalties will be 7% of the net sales of licensed products and 5% of the net sales of combination products for combined cumulative net sales up to $50 million. Thereafter, royalties reduce to 6% and 4%, respectively, after taking into account quarterly minimum royalties of $1,500 for the first four quarters after the first sale of a licensed product, $2,500 for the next four quarters, $3,500 for the next four quarters and $6,000 for each succeeding quarter. During the three months ended March 31, 2016, the Company recorded royalty expenses of $1,500 related to sales of REDIchip™. As of March 31, 2016, the Company’s accounts payable balance includes $4,500 payable to GWU related to this agreement.

In January 2014, the Company became a subcontractor to GWU in a multi-year project with the Defense Advanced Research Projects Agency (“DARPA”) to develop new tools and methods to elucidate the mechanism of action of a threat agent, drug, biologic or chemical on living cells within thirty (30) days of exposure. We have commercialized a NAPA-based product out of this arrangement that is currently being sold to research laboratories performing small molecule analysis.This product is called REDIChip™ (an acronym for Resonance-Enhanced Desorption Ionization).

COAST Project

In 2014, the Company entered into an agreement with Omics2Image B.V. (“O2I”) related to the “Next Generation Ambient Imaging Mass Spectrometry for (Bio)polymers and Smart Materials” (the “COAST Project”). As part of this arrangement, the Company agreed to commit €60,000 (approximately $76,000 at that time) to the COAST Project and O2I agreed to evenly share the value gained from the efforts as outlined within the scope of the project, which may include new intellectual property and the development of a commercial, integrated instrument system. As of March 31, 2016, the Company’s accounts payable balance included $22,380 payable to O2I related to this arrangement.

14. Commitments and Contingencies

Legal Proceedings

The Company currently is not a party to any material legal proceeding and has no knowledge of any material legal proceeding contemplated by any governmental authority or third party. The Company may be subject to a number of claims and legal proceedings which, in the opinion of our management, are incidental to normal business operations. In managements’ opinion, although final settlement of these claims and suits may impact the financial statements in a particular period, they will not, in the aggregate, have a material adverse effect on the Company’s financial position, cash flows or results of operations.

Indemnity of Directors and Officers

As permitted under Delaware law and required by corporate by-laws, the Company indemnifies and holds harmless its directors and officers for certain events or occurrences while the director or officer is or was serving in such capacity. The maximum potential amount of future payments that could be required under these indemnification obligations is unlimited; however, the Company maintains a Directors and Officers liability insurance policy that enables it to recover a portion of any future amounts paid with a limit of liability of $5,000,000.  The Company may incur an additional liability if indemnity for more than the limit of liability occurred, and such liability may have a material adverse effect on our financial position, cash flows and results of operations. As there were no known or pending claims, the Company has not accrued a liability for such claims as of December 31, 2015.

Warranty Costs

The Company provides for a one-year warranty with the sale of its LAESI instrument. Additionally, the Company sells extended warranties for an additional cost. During 2015, the Company sold one three-year extended LAESI warranty for $45,000, which is recorded in unearned revenue. The extended warranty will be amortized and revenue will be recognized proportionally over the life. All other product warranties are 90 days from the date of delivery of the goods. As the Company does not currently have sufficient historical data on warranty claims, the Company's estimates of anticipated rates of warranty claims and costs are primarily based on comparable industry metrics. The Company engages in extensive product quality programs and processes, including actively monitoring and evaluating the quality of its product. During the year ended December 31, 2015 and 2014, the Company recorded accrued warranty expense of $50,000, respectively.

University License Agreements

The Company has agreements with universities related to in-licensed technologies as follows:

AGREEMENT WITH WEST VIRGINIA UNIVERSITY (WVU)
The Company has entered into a License and Exclusive Option to License Agreement with the West Virginia University Research Corporation, a nonprofit West Virginia corporation (“WVURC”) acting for and on behalf of WVU. Under the terms of this Agreement, the WVURC has granted the Company an exclusive option to license technology from the laboratories of certain WVU principal investigators in the field of protein discovery for therapeutic, diagnostic and all other commercial fields worldwide.

Under the terms of this Agreement, the Company pays expenses for the preparation, filing and prosecution of related patent applications, and the Company will pay royalties on the net revenue resulting from the sale of products and services that utilize the WVU subject technology.

AGREEMENT WITH GEORGE WASHINGTON UNIVERSITY (GWU)
In December 2008, the Company entered into an Exclusive License Agreement with George Washington University (Washington D.C.) for technology developed in the laboratory of Dr. Akos Vertes Ph.D., Professor of Chemistry, Professor of Biochemistry & Molecular Biology, Founder and Co-Director of the W.M. Keck Institute for Proteomics Technology and Applications, the Department of Chemistry, who is a science advisor to the Company. The technology field is LAESI - laser ablation electrospray ionization, a new method of bioanalytical analysis that enables high throughput biomolecule characterization.

Under the terms of the license agreement, the Company has the exclusive, worldwide rights to commercialize the technology. The Company is obligated to pay expenses for the preparation, filing and prosecution of related patent applications, and the Company will pay royalties on the net revenues resulting from the sale of products and services that utilize the GWU subject technology. During the year ended December 31, 2015, the Company recorded royalty expenses of approximately $41,505 compared to $45,500 as of December 31, 2014. As of December 31, 2015, the Company’s accounts payable balance includes approximately $64,912 to GWU, of which approximately $54,693 was in arrears, for royalties on LAESI sales compared to $29,300 as of December 31, 2014.

In November 2012, the Company entered into a Patent License Agreement with George Washington University (Washington D.C) for technology developed in the laboratory of Akos Vertes Ph.D. The technology field is Laser Desorption/Ionization and Peptide Sequencing on Laser-Induced Silicon Microcolumn Arrays (Matrix) and Nanophotonic Production, Modulation and Switching of Ions by Silicon Microcolumn Arrays.

Under the terms of the license agreement, the Company has an exclusive, worldwide license to make, have made, use, import, offer for sale and sell the licensed products. The Company is obligated to pay a license initiation fee of $25,000 and a minimum license diligence resources of $12,500 in year two and $20,000 each year thereafter to develop and commercialize the products, $30,000 milestone payment upon the first sale of a licensed product, and royalties will be 7% of the net sales of licensed products and 5% of the net sales of combination products for combined cumulative net sales up to $50 million. Thereafter, royalties reduce to 6% and 4%, respectively, after taking into account quarterly minimum royalties of $1,500 for the first four quarters after the first sale of a licensed product, $2,500 for the next four quarters, $3,500 for the next four quarters and $6,000 for each succeeding quarter. During the third quarter of 2015, the Company reached the $30,000 milestone payment under this agreement.

In January 2014, the Company became a subcontractor to GWU in a multi-year project with the Defense Advanced Research Projects Agency (“DARPA”) to develop new tools and methods to elucidate the mechanism of action of a threat agent, drug, biologic or chemical on living cells within 30 days of exposure. During the year ended December 31, 2015, the Company recorded royalty expenses of approximately $3,000 on REDIchip sales. As of December 31, 2015, the Company’s accounts payable balance includes approximately $33,000 to GWU, which includes the milestone commitment.

AGREEMENT WITH OMICS2IMAGE
In 2014, the Company entered into an agreement with Omics2Image related to the “Next Generation Ambient Imaging Mass Spectrometry for (Bio)polymers and Smart Materials” (“COAST Project”). The Company has committed to fund €60,000 or $76,000 related to the COAST Project over the next twelve month period. Omics2Image agrees to evenly share the value gained from the efforts outlined within the scope of the COAST Project, which may include new intellectual property and the development of a commercial, integrated instrument system. As of December 31, 2015, the Company had made two payment of €40,000 or $46,600 to Omics2Image.

Engineering and Design Services

The Company has engaged Dynamic Manufacturing LLC, to produce ten LAESI units and of December 31, 2015, the Company has received eight LAESI units. As of December 31, 2015, the Company has approximately $53,063 in outstanding commitments with Dynamic.

The Company had approximately $0 in outstanding commitments with Pantec for lasers related to the LAESI technology. As of December 31, 2015, the Company owed approximately $22,000 in payables due to Pantec.